Summary of Significant Accounting Policies (Table) (Details)	6 Months Ended
Jun. 30, 2020
Navios Maritime Containers L.P.
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Navios Partners Containers Finance Inc.
Nature	Sub-Holding Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Navios Partners Containers Inc.
Nature	Sub-Holding Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Olympia II Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Pingel Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Ebba Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Clan Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Sui An Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Bertyl Ventures Co.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Silvanus Marine Company
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Anthimar Marine Inc.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Enplo Shipping Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Morven Chartering Inc.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Rodman Maritime Corp.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Isolde Shipping Inc.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Velour Management Corp.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Evian Shiptrade Ltd.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Boheme Navigation Company
Nature	Sub-Holding Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Theros Ventures Limited
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Legato Shipholding Inc.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Inastros Maritime Corp.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Zoner Shiptrade S.A.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Jasmer Shipholding Ltd.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Thetida Marine Co.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Jaspero Shiptrade S.A.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Peran Maritime Inc.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Nefeli Navigation S.A.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Fairy Shipping Corporation
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Limestone Shipping Corporation
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Crayon Shipping Ltd
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Chernava Marine Corp.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Proteus Shiptrade S.A
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Vythos Marine Corp.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Iliada Shipping S.A.
Nature	Operating Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Vinetree Marine Company
Nature	Operating Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30
Afros Maritime Inc.
Nature	Operating Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2020	01/01-06/30
2019	01/01-06/30

[1]	Currently, vessel-operating company under the sale and leaseback transactions.